Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment shares	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 18, 2022 USD ($)	May 07, 2021 USD ($)
Advertising expenses	¥ 254,893		¥ 570,347		¥ 555,260
Employee benefit expenses	¥ 108,057		115,951		46,910
Maximum percentage of the registered capital where appropriation is not required	50.00%	50.00%
Minimum percentage, appropriation to the statutory surplus of the after-tax profits	10.00%	10.00%
Appropriation From Profit and Loss, Statutory Reserves	¥ 8,696		9,769
Net loss attributable to mezzanine equity holders	553		29,265		¥ 930
Goodwill impairment charges			48,500
Shares repurchase, Authorized amount | $							$ 15,000	$ 70,000
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets	62,898		95,609			$ 9,119
Lease liabilities for operating leases	¥ 71,257		¥ 105,885
Segment reporting
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Class A Ordinary Shares
Number of shares repurchased | shares	1,578,975	1,578,975	2,643,692	2,643,692
Value of shares repurchased	¥ 15,100	$ 2,200	¥ 217,700	$ 34,000
American Depository Shares
Number of shares repurchased | shares	2,052,667	2,052,667	3,436,800	3,436,800